SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 456	$ 265
Net Book Value	1,072	456
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	102	123
Net Book Value	152	102
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	6	1
Net Book Value	59	6
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance	331	141
Net Book Value	600	331
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance
Net Book Value
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance	17
Net Book Value	261	17
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	1,231	903
Additions	774	227
Translation adjustments	25	101
Net Book Value		1,231
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	370	342
Additions	52
Translation adjustments	18	28
Net Book Value	440	370
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	139	123
Additions	62	3
Translation adjustments		13
Net Book Value	201	139
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance	625	345
Additions	298	224
Translation adjustments	45	56
Net Book Value	968	625
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	57	53
Additions
Translation adjustments	2	4
Net Book Value	59	57
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance	40	40
Additions	362
Translation adjustments	(40)
Net Book Value	362	40
Accumulated Depreciation Amortisation [Member]
IfrsStatementLineItems [Line Items]
Balance	775	618
Additions	222	57
Translation adjustments	(39)	100
Net Book Value		775
Accumulated Depreciation Amortisation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	268	219
Additions	22	16
Translation adjustments	(2)	33
Net Book Value	288	268
Accumulated Depreciation Amortisation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	133	122
Additions	7	2
Translation adjustments	2	9
Net Book Value	142	133
Accumulated Depreciation Amortisation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance	294	204
Additions	92	35
Translation adjustments	(18)	55
Net Book Value	368	294
Accumulated Depreciation Amortisation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	57	53
Additions
Translation adjustments	2	4
Net Book Value	59	57
Accumulated Depreciation Amortisation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance	23	20
Additions	101	4
Translation adjustments	(23)	(1)
Net Book Value	$ 101	$ 23